FOREIGN EXCHANGE (GAINS) LOSSES, NET (Tables)	12 Months Ended
Dec. 31, 2025
Foreign Currency [Abstract]
Schedule of Foreign Exchange Contracts

year ended December 31	2025	2024	2023
(millions of Canadian $)

Derivative instruments held for trading (Note 27)	(352)	418	(401)
Other	195	(271)	81
	(157)	147	(320)